United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-03131

                 ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND, INC.


               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2005

                   Date of reporting period: January 31, 2005







ITEM 1.       REPORTS TO STOCKHOLDERS.



[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Global Technology Fund


Specialty Equity


Semi-Annual Report--January 31, 2005

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The Fund expects to hold a meeting of shareholders on or about November 15,
2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.
-------------------------------------------------------------------------------


Investment Products Offered
-----------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-----------------------------


The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

March 28, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Global Technology Fund (the "Fund") for the semi-annual reporting period ended January 31, 2005. Prior to December 15, 2004, the Fund was named AllianceBernstein Technology Fund.

Investment Objective and Policies

This open-end fund emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Fund invests primarily in securities of companies expected to benefit from technological advances and improvements. The Fund normally will have substantially all of its assets invested in equity securities, but it also invests in debt securities offering appreciation potential. The Fund may invest in listed and unlisted U.S. and foreign securities and has the flexibility to invest both in well-known, established companies and in new, unseasoned companies. The Fund's policy is to invest in any company and industry and in any type of security with potential for capital appreciation.

Investment Results

The table on page 4 shows the Fund's performance compared to its new benchmark, the Morgan Stanley Capital International (MSCI) World Information Technology Index and its prior benchmark, the Goldman Sachs Technology Industry Composite Index for the six- and 12-month periods ended January 31, 2005. The Fund's benchmark was changed because the new benchmark better reflects the Fund's new global investment nature. Also included is the performance of the NASDAQ Composite Index, which measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market, and the Lipper Science and Technology Index (the "Lipper Index"), a performance index of the largest qualifying funds that have a science and technology investment objective.

During the six- and 12-month periods ended January 31, 2005, the Fund outperformed both its old and new benchmarks, the Goldman Sachs Technology Industry Composite Index and the MSCI World Information Technology Index. In both cases and for both time periods, relative performance was driven by strong stock selection. During the six-month period ended January 31, 2005 the Fund underperformed the Lipper Science & Technology Index slightly, however, during the 12-month period ended January 31, 2005 the Fund outperformed the Lipper Science & Technology Index.

During the six-month period ended January 31, 2005, the Fund's performance versus its old benchmark, the Goldman Sachs Technology Industry Composite Index, was helped by holdings in the semiconductor, communication equipment, cellular communications, and TFT-LCD (Thin-Film Transistor-Liquid Crystal Display) industries, while holdings in the software industry detracted from performance. During the 12-month period, the six-month contributors again played a role, while computer services holdings also helped and contract manufacturing detracted from performance.

The Fund's outperformance versus its new benchmark, the MSCI World Information Technology Index, dur-


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   1


ing the six-month period ended January 31, 2005 was driven, in particular, by holdings in semiconductor components, cellular communications and computer services, while an underweighted position in computer hardware/storage hurt relative results. Better performance in the 12-months ended January 31, 2005, was principally caused by holdings in communication equipment, computer services, Internet and cellular communications. Poor stock selection in software and an overweight exposure to contract manufacturing detracted from relative returns.

Market Review and Investment Strategy

During the six- and 12-month periods ended January 31, 2005, technology stocks, as measured by the MSCI World Information Technology Index, significantly underperformed the broad market, as measured by the MSCI World Index (which rose more than 8% and 10% respectively, during those periods) as technology growth rates peaked while other sectors of the economy, notably energy and industrials, saw earnings growth accelerate.

During the period from August 1, 2004 to January 31, 2005, the Fund's positions in cellular communications, computer services and Internet-related names were increased. The Fund's management team also established several positions along the TFT-LCD food chain, believing that marketplace to be a long-term opportunity with the emergence of digital television. Meanwhile, the Fund's exposures to software and semiconductors were lowered.

The Fund continues to be managed as a diversified technology portfolio with multiple industry exposures. As previously announced, as of December 15, 2004, all geographic constraints were removed from the Fund, and the benchmark was changed to the MSCI World Information Technology Index to reflect the increasingly global opportunity that the Fund's management team sees in technology investing. Since then, the Fund's positioning has been altered accordingly, broadening the non-U.S. holdings in the Fund with the addition of several new stock positions. The Fund continues to have meaningful investments in Asian technology companies, which stand to benefit from a secular share shift and whose stocks carry attractive valuations.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   2


HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Class R and Advisor Class shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Morgan Stanley Capital International (MSCI) World Information Technology Index, the Goldman Sachs Technology Industry Composite Index, and the NASDAQ Composite Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI World Information Technology Index is a capitalization-weighted index that monitors the performance of technology stocks from around the world. The Goldman Sachs Technology Industry Composite Index measures the performance of over 200 U.S.-based technology companies. The NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The NASDAQ Composite Index is market-value weighted and includes over 5,000 companies. The unmanaged Lipper Science and Technology Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the largest qualifying funds that have a science and technology investment objective. (According to Lipper, this investment objective includes those funds that invest at least 65% of their equity portfolios in science and technology stocks.) These funds have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including the Fund.

A Word About Risk

The Fund concentrates its investments in technology-related stocks and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.

(Historical Performance continued on next page)


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   3


HISTORICAL PERFORMANCE
(continued from previous page)


                                                             Returns
THE FUND VS. ITS BENCHMARK                         ---------------------------
PERIODS ENDED JANUARY 31, 2005                     6 Months          12 Months
-------------------------------------------------------------------------------
AllianceBernstein Global Technology Fund
   Class A                                              9.02%           -5.50%
   Class B                                              8.61%           -6.20%
   Class C                                              8.63%           -6.16%
   Class R                                              8.93%           -5.65%
   Advisor Class                                        9.19%           -5.19%

MSCI World Information Technology Index                 5.58%           -7.57%

Goldman Sachs Technology Industry Composite Index       5.39%           -8.20%

NASDAQ Composite Index                                  9.28%           -0.18%

Lipper Science and Technology Index                     9.29%           -6.71%


See Historical Performance and Benchmark Disclosures on previous page.

(Historical Performance continued on next page)


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   4


HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2005

                              NAV Returns            SEC Returns
Class A Shares
1 Year                            -5.50%                 -9.53%
5 Years                          -14.70%                -15.43%
10 Years                           8.81%                  8.34%

Class B Shares
1 Year                            -6.20%                 -9.95%
5 Years                          -15.34%                -15.34%
10 Years(a)                        8.18%                  8.18%

Class C Shares
1 Year                            -6.16%                 -7.10%
5 Years                          -15.32%                -15.32%
10 Years                           8.02%                  8.02%

Class R Shares
1 Year                            -5.65%
Since Inception*                  -1.06%

Advisor Class Shares
1 Year                            -5.19%
5 Years                          -14.44%
Since Inception*                   4.17%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (DECEMBER 31, 2004)

Class A Shares
1 Year                                                    0.47%
5 Years                                                 -14.62%
10 Years                                                  8.75%

Class B Shares
1 Year                                                    0.13%
5 Years                                                 -14.53%
10 Years(a)                                               8.59%

Class C Shares
1 Year                                                    3.19%
5 Years                                                 -14.51%
10 Years                                                  8.43%


(a)  Assumes conversion of Class B shares into Class A shares after eight years.

* Inception Dates: 11/3/03 for Class R shares; 10/1/96 for Advisor Class shares.

     See Historical Performance disclosures on page 3.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   5


FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                               Beginning           Ending
                                        Account Value      Account Value    Expenses Paid
                                       August 1, 2004   January 31, 2005   During Period*
------------------------------------------------------------------------------------------
Class A
Actual                                         $1,000          $1,090.15            $8.80
Hypothetical (5% return before expenses)       $1,000          $1,016.79            $8.49
------------------------------------------------------------------------------------------
Class B
Actual                                         $1,000          $1,086.09           $12.83
Hypothetical (5% return before expenses)       $1,000          $1,012.91           $12.38
------------------------------------------------------------------------------------------
Class C
Actual                                         $1,000          $1,086.28           $12.62
Hypothetical (5% return before expenses)       $1,000          $1,013.11           $12.18
------------------------------------------------------------------------------------------
Class R
Actual                                         $1,000          $1,089.25            $9.79
Hypothetical (5% return before expenses)       $1,000          $1,015.83            $9.45
------------------------------------------------------------------------------------------
Advisor Class
Actual                                         $1,000          $1,091.85            $7.22
Hypothetical (5% return before expenses)       $1,000          $1,018.30            $6.97
------------------------------------------------------------------------------------------

* Expenses are equal to the classes' annualized expense ratios of 1.67%, 2.44%, 2.40%, 1.86% and 1.37%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   6


PORTFOLIO SUMMARY
January 31, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $2,484.5

SECTOR BREAKDOWN*
Technology
o 17.5%  Computer Software
o 16.6%  Communication Equipment
o 16.2%  Semi-Conductor Components
o  9.0%  Computer Hardware/Storage
o  8.4%  Internet
o  5.4%  Miscellaneous
o  5.3%  Computer Services
o  2.6%  Semi-Conductor Capital Equipment                   [PIE CHART OMITTED]
o  2.3%  Computer Peripherals
o  1.5%  Electronic Components
o  1.4%  Internet Infrastructure
o  1.4%  Communication Services
o  1.0%  Contract Manufacturing

Consumer Services
o  4.7%  Cellular Communications
o  2.7%  Broadcasting & Cable

Capital Goods
o  1.3%  Miscellaneous
o  0.1%  Electrical Equipment

Utilities
o  0.7%  Telephone Utility

o  1.9%  Short - Term

* All data are as of January 31, 2005. The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

    Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   7


TEN LARGEST HOLDINGS
January 31, 2005 (unaudited)

                                                                     Percent of
Company                                              Value           Net Assets
-------------------------------------------------------------------------------
Microsoft Corp.                             $  125,518,536               5.1%
-------------------------------------------------------------------------------
QUALCOMM, Inc.                                 125,167,364               5.0
-------------------------------------------------------------------------------
Dell, Inc.                                     120,304,296               4.8
-------------------------------------------------------------------------------
Intel Corp.                                    109,681,720               4.4
-------------------------------------------------------------------------------
Yahoo!, Inc.                                   102,971,645               4.1
-------------------------------------------------------------------------------
Juniper Networks, Inc.                          99,987,244               4.0
-------------------------------------------------------------------------------
Oracle Corp.                                    99,427,662               4.0
-------------------------------------------------------------------------------
Hoya Corp.                                      92,162,458               3.8
-------------------------------------------------------------------------------
Marvell Technology Group, Ltd.
  (Bermuda)                                     90,766,575               3.7
-------------------------------------------------------------------------------
EMC Corp.                                       74,945,545               3.0
-------------------------------------------------------------------------------
                                            $1,040,933,045              41.9%


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   8


PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)


Company                                         Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER
  INVESTMENTS-97.7%

Technology-88.1%
Communication Equipment-16.5%
Cisco Systems, Inc.(a)                        2,759,150   $   49,775,066
Corning, Inc.(a)*                             2,718,400       29,739,296
JDS Uniphase Corp.(a)                         4,703,700       10,065,918
Juniper Networks, Inc.(a)*                    3,978,800       99,987,244
Motorola, Inc.*                               1,585,600       24,957,344
Nokia Oyj (Finland)                           2,597,823       39,794,305
QUALCOMM, Inc.*                               3,361,100      125,167,364
ZTE Corp. Cl.A (China)(a)                     9,797,000       31,589,247
                                                          ---------------
                                                             411,075,784
                                                          ---------------
Communication Services-1.4%
Amdocs, Ltd. (Channel Islands)(a)*              631,700       18,793,075
InPhonic, Inc.(a)*                              594,300       14,946,645
                                                          ---------------
                                                              33,739,720
                                                          ---------------
Computer Hardware/Storage-8.9%
Apple Computer, Inc.(a)*                        341,200       26,238,280
Dell, Inc.(a)*                                2,880,850      120,304,296
EMC Corp.(a)*                                 5,721,034       74,945,545
                                                          ---------------
                                                             221,488,121
                                                          ---------------
Computer Peripherals-2.3%
Network Appliance, Inc.(a)*                   1,773,600       56,471,424
                                                          ---------------
Computer Services-5.3%
Alliance Data Systems Corp.(a)*                 346,400       15,040,688
Cogent, Inc.(a)*                                444,400       13,465,320
First Data Corp.*                               660,700       26,916,918
Fiserv, Inc.(a)*                                765,150       29,266,988
Infosys Technologies, Ltd. (ADR) (India)*       704,400       46,518,576
                                                          ---------------
                                                             131,208,490
                                                          ---------------
Computer Software-17.4%
Electronic Arts, Inc.(a)*                       438,000       28,180,920
McAfee, Inc.(a)*                                987,200       25,519,120
Mercury Interactive Corp.(a)*                   474,200       20,755,734
Microsoft Corp.                               4,776,200      125,518,536
NAVTEQ(a)*                                      634,100       24,279,689
Oracle Corp.(a)                               7,220,600       99,427,662
SAP AG (ADR) (Germany)*                       1,930,400       74,745,088
Symantec Corp.(a)*                            1,418,200       33,114,970
                                                             ------------
                                                             431,541,719
                                                          ---------------
Contract Manufacturing-1.0%
Hon Hai Precision Industry Co., Ltd.
  Citigroup Global Markets warrants,
  expiring 1/17/07 (Taiwan)(a)(b)             5,882,117       25,934,254
                                                          ---------------


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   9


Company                                         Shares      U.S. $ Value
-------------------------------------------------------------------------------

Electronic Components-1.5%
LG Philips LCD Co., Ltd.
  (ADR) (South Korea)(a)*                     1,696,100   $   36,635,760
                                                          ---------------
Internet-8.4%
Amazon.com, Inc.(a)*                            467,500       20,205,350
eBay, Inc.(a)*                                  449,700       36,650,550
Google, Inc. Cl.A(a)*                           189,800       37,130,574
SINA Corp. (ADR) (China)(a)*                    405,000       10,732,500
Yahoo!, Inc.(a)*                              2,924,500      102,971,645
                                                          ---------------
                                                             207,690,619
                                                          ---------------
Internet Infrastructure-1.4%
Fastweb (Italy)(a)                              510,267       24,742,246
VeriSign, Inc.(a)                               423,600       10,945,824
                                                          ---------------
                                                              35,688,070
                                                          ---------------
Semi-Conductor Capital Equipment-2.6%
ASML Holding N.V. (The Netherlands)(a)          969,200       15,887,794
FormFactor, Inc.(a)*                            224,800        5,118,696
KLA-Tencor Corp.(a)*                            488,550       22,595,438
Lam Research Corp.(a)*                          762,000       20,391,120
                                                          ---------------
                                                              63,993,048
                                                          ---------------
Semi-Conductor Components-16.1%
Broadcom Corp. Cl.A(a)*                       1,251,400       39,832,062
Intel Corp.                                   4,885,600      109,681,720
Linear Technology Corp.                         885,300       33,411,222
Marvell Technology Group, Ltd. (Bermuda)(a)*  2,713,500       90,766,575
Samsung Electronics Co., Ltd.
  (GDR) (South Korea)(b)                        268,616       64,467,840
Taiwan Semiconductor Manufacturing Co., Ltd.
  ABN Amro Bank warrants, expiring 1/09/06
  (Taiwan)(a)(b)                             31,433,522       51,550,976
Taiwan Semiconductor Manufacturing Co., Ltd.
  Merril Lynch International & Co. warrants,
  expiring 11/21/05 (Taiwan)(a)               5,711,000       10,799,501
                                                          ---------------
                                                             400,509,896
                                                          ---------------
Miscellaneous-5.3%
Canon, Inc. (Japan)                             777,000       40,503,154
Hoya Corp. (Japan)                              895,500       92,162,458
                                                          ---------------
                                                             132,665,612
                                                          ---------------
                                                           2,188,642,517
                                                          ---------------
Consumer Services-7.4%
Broadcasting & Cable-2.7%
News Corp. Cl.A*                              1,523,500       25,899,500
Time Warner, Inc.(a)*                         2,321,300       41,783,400
                                                          ---------------
                                                              67,682,900
                                                          ---------------

-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   10


                                             Shares or
                                             Principal
                                                Amount
Company                                          (000)      U.S. $ Value
-------------------------------------------------------------------------------

Cellular Communications-4.7%
America Movil S.A. de C.V. (ADR)(Mexico)*       891,600   $   47,308,296
mm02 Plc (United Kingdom)(a)                 10,546,735       24,994,844
Nextel Communications, Inc. Cl.A(a)*            615,100       17,647,219
Vodafone Group Plc (ADR) (United Kingdom)*    1,012,773       26,311,843
                                                          ---------------
                                                             116,262,202
                                                          ---------------
                                                             183,945,102
                                                          ---------------
Capital Goods-1.4%
Electrical Equipment-0.1%
Funai Electric Co., Ltd. (Japan)                 25,500        2,921,034
                                                          ---------------
Miscellaneous-1.3%
Nitto Denko Corp. (Japan)                       608,600       32,344,741
                                                          ---------------
                                                              35,265,775
                                                          ---------------
Utilities-0.8%
Telephone Utility-0.8%
Sprint Corp.                                    767,000       18,277,610
                                                          ---------------
Total Common Stocks & Other Investments
  (cost $2,046,835,734)                                    2,426,131,004
                                                          ---------------
SHORT-TERM INVESTMENT-1.8%
Time Deposit-1.8%
State Street Euro Dollar
  1.60%, 2/01/05
  (cost $45,891,000)                           $?45,891       45,891,000
                                                          ---------------
Total Investments Before Security Lending
  Collateral-99.5%
  (cost $2,092,726,734)                                    2,472,022,004
                                                          ---------------
INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED-29.7%
Short-Term Investments
ASB Bank
  2.32%, 2/02/05                                 15,000       14,946,100
Credit Suisse
  2.29%, 2/01/05                                 50,000       50,000,000
Deutsche Bank
  2.50%, 2/01/05                                260,000      259,981,945
Federal Home Loan Bank
  1.27%-1.44%, 3/08/05-4/26/05                   45,000       45,000,000
Federal Home Loan Mortgage Corp.
  2.41%, 9/09/05                                 25,000       25,000,000
Goldman Sachs
  2.60%, 7/15/05                                 50,000       50,000,000
Gotham
  2.43%-2.55%, 2/01/05-2/07/05                   78,833       78,802,042
Morgan Stanley
  2.53%-2.60%, 2/01/05-6/07/05                  135,000      134,995,783


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   11


                                             Shares or
                                             Principal
                                                Amount
Company                                          (000)      U.S. $ Value
-------------------------------------------------------------------------------

Steamboat Funding Corp.
  2.50%, 2/03/05                            $  ??61,444   $   61,418,398
Wells Fargo
  2.47%, 3/24/05                                  9,000        9,028,691
                                                          ---------------
                                                             729,172,959
                                                          ---------------
UBS Private Money Market Fund, LLC,
  2.29%                                       9,285,937        9,285,937
                                                          ---------------
Total Investment of Cash Collateral for
  Securities Loaned
  (cost $738,458,896)                                        738,458,896
                                                          ---------------
Total Investments-129.2%
  (cost $2,831,185,630)                                    3,210,480,900
Other assets less liabilities-(29.2%)                       (725,956,618)
                                                          ---------------
Net Assets-100%                                           $2,484,524,282
                                                          ===============

* Represents entire or partial securities out on loan. See Note E for securities lending information.

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate market value of these securities amounted to $141,953,070 or 5.71% of net assets.

     Glossary of Terms:
     ADR - American Depositary Receipt.
     GDR - Global Depositary Receipt.

     See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   12


STATEMENT OF ASSETS & LIABILITIES
January 31, 2005 (unaudited)

Assets
Investments in securities, at value
  (cost $2,831,185,630--including investment of
  cash collateral for securities loaned of $738,458,896)  $3,210,480,900(a)
Cash                                                              95,743
Foreign cash, at value (cost $12,960,687)                     12,960,687
Receivable for investment securities sold                     82,779,074
Receivable for capital stock sold                             12,560,935
Dividends and interest receivable                              1,109,443
                                                          --------------
Total assets                                               3,319,986,782
                                                          --------------
Liabilities
Payable for collateral on securities loaned                  738,458,896
Payable for investment securities purchased                   66,473,156
Payable for capital stock redeemed                            21,967,117
Advisory fee payable                                           4,666,947
Transfer Agent fee payable                                       932,340
Distribution fee payable                                         353,593
Administrative fee payable                                        31,801
Accrued expenses and other liabilities                         2,578,650
                                                          --------------
Total liabilities                                            835,462,500
                                                          --------------
Net Assets                                                $2,484,524,282
                                                          ==============
Composition of Net Assets
Capital stock, at par                                           $488,154
Additional paid-in capital                                 5,003,246,518
Accumulated net investment loss                              (12,196,523)
Accumulated net realized loss on investment and
  foreign currency transactions                           (2,886,289,995)
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities        379,276,128
                                                          --------------
                                                          $2,484,524,282
                                                          ==============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($1,108,099,518 / 20,683,686 shares of capital stock
  issued and outstanding)                                         $53.57
Sales charge--4.25% of public offering price                        2.38
                                                                  ------
Maximum offering price                                            $55.95
                                                                  ======
Class B Shares
Net asset value and offering price per share
  ($998,328,751 / 20,560,780 shares of capital stock
  issued and outstanding)                                         $48.56
                                                                  ======
Class C Shares
Net asset value and offering price per share
  ($290,948,894 / 5,987,347 shares of capital stock
  issued and outstanding)                                         $48.59
                                                                  ======
Class R Shares
Net asset value, redemption and offering price per share
  ($55,247 / 1,033 shares of capital stock
  issued and outstanding)                                         $53.46
                                                                  ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($87,091,872 / 1,582,532 shares of capital stock
  issued and outstanding)                                         $55.03
                                                                  ======


(a)  Includes securities on loan with a value of $724,741,741 (see Note E).

     See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   13


STATEMENT OF OPERATIONS
Six Months Ended January 31, 2005 (unaudited)


Investment Income
Dividends (net of foreign taxes withheld
  of $485,885)                                     $14,361,166
Interest                                               668,570      $15,029,736
                                                   -----------
Expenses
Advisory fee                                        10,188,377
Distribution fee--Class A                            1,708,387
Distribution fee--Class B                            5,421,848
Distribution fee--Class C                            1,554,649
Distribution fee--Class R                                  116
Transfer agency                                      7,268,641
Printing                                               983,212
Custodian                                              237,453
Directors' fees                                         59,641
Registration                                            56,948
Administrative                                          46,446
Legal                                                   44,457
Audit                                                   35,410
Miscellaneous                                           92,101

Total expenses                                      27,697,686
                                                   -----------
Less: expenses waived by the Adviser
  (see Note B)                                        (664,562)
Less: expense offset arrangement
  (see Note B)                                          (1,942)
                                                   -----------
Net expenses                                                         27,031,182
                                                                   ------------
Net investment loss                                                 (12,001,446)
                                                                   ------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
  Investment transactions                                           199,090,160
  Foreign currency transactions                                        (730,262)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                        35,922,237
  Foreign currency denominated
??  assets and liabilities                                              (18,706)
                                                                   ------------
Net gain on investment and
  foreign currency transactions                                     234,263,429
                                                                   ------------
Net Increase in Net Assets
  from Operations                                                  $222,261,983
                                                                   ============

See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   14


STATEMENT OF CHANGES IN NET ASSETS

                                               Six Months Ended
                                               January 31, 2005    Year Ended
                                                 (unaudited)     July 31, 2004
                                               ================ ===============
Increase (Decrease) in Net Assets
from Operations
Net investment loss                              $ (12,001,446)  $ (56,556,359)
Net realized gain on investment and
  foreign currency transactions                    198,359,898     592,189,106
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities                35,903,531    (384,374,969)
                                                --------------  --------------
Net increase in net assets
  from operations                                  222,261,983     151,257,778
Capital Stock Transactions
Net decrease                                      (344,360,569)   (674,559,162)
                                                --------------  --------------
Total decrease                                    (122,098,586)   (523,301,384)
Net Assets
Beginning of period                              2,606,622,868   3,129,924,252
                                                --------------  --------------
End of period, (including accumulated
  net investment loss of ($12,196,523)
  and ($195,077), respectively)                 $2,484,524,282  $2,606,622,868
                                                ==============  ==============


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   15


NOTES TO FINANCIAL STATEMENTS
January 31, 2005 (unaudited)


NOTE A

Significant Accounting Policies

AllianceBernstein Global Technology Fund, Inc. (the "Fund"), formerly AllianceBernstein Technology Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class?A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4%?to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are?deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the?close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by ref-


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   16


erence to the principal exchange on which the securities are traded; securities not?listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using?fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   17


Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of?its investment company taxable income?and net realized gains, if any, to shareholders. Therefore, no provisions for?federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class?B and Class C shares bear higher distribution and transfer agent fees than?Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in?accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   18


NOTE B

Advisory Fee and Other Transactions With Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser a quarterly advisory fee equal to the following percentages of the value of the Fund's aggregate net assets at the close of business on the last business day of the previous quarter: .25 of 1.00% of the first $10 billion, .25 of .975% of the next $2.5 billion, .25 of .95% of the next $2.5 billion, .25 of .925% of the next $2.5 billion, .25 of .90% of the next $2.5 billion, .25 of .875% of the next $2.5 billion and .25 of .85% of the net assets in excess of $22.5 billion. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the Fund pays the Adviser a reduced quarterly advisory fee equal to the following percentages of the value of the Fund's aggregate net assets at the close of business on the last business day of the previous quarter: .25 of .75% of the first $2.5 billion, .25 of .65% of the next $2.5 billion, and .25 of .60% of the net assets in excess of $5 billion.

Effective January 1, 2004 through September 6, 2004, in contemplation of the?final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. From August 1, 2004 through September 6, 2004, such waiver amounted to $664,562. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund paid $46,446 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended January 31, 2005.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer?Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $3,645,540 for the six months ended January 31, 2005.

For the six months ended January 31, 2005 the Fund's expenses were reduced by $1,942 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the?Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $13,367 from the sales of Class A shares and received $29,197, $397,673, and $8,876 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2005.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   19


Brokerage commissions paid on investment transactions for the six months ended January 31, 2005 amounted to $5,140,063, of which $615,365 was paid to Sanford
C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an?annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to both Class B and Class C shares and .50% of the Fund's average daily net assets attributable to Class R shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess?of the distribution costs reimbursed by?the Fund in the amounts of $78,039,236,?$7,123,096 and?$385 for Class B, Class C and Class?R shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2005, were as follows:

                                                   Purchases         Sales
                                                ==============  ==============
Investment securities (excluding
  U.S. government securities)                   $1,218,860,109  $1,609,497,000
U.S. government securities                                  -0-             -0-

The cost of investments for federal income tax purposes, was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $396,609,578
Gross unrealized depreciation                                      (17,314,308)
                                                                  ------------
Net unrealized appreciation                                       $379,295,270
                                                                  ============


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   20


Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the?same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears?the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   21


received in accordance with the investment restrictions of the Fund in one or more of the following investments: U.S. government or U.S. government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an?eligible money market fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a?loaned security when due. As of January 31, 2005, the Fund had loaned securities with a value of $724,741,741 and received cash collateral which was invested in short-term securities valued at $738,458,896 as included in the accompanying portfolio of investments. For the?six months ended January 31, 2005, the?Fund earned fee income of $289,422 which is included in interest income in the accompanying?statement of operations.

NOTE F

Capital Stock

There are 15,000,000,000 shares of $0.01 par value capital stock authorized, divided into five classes, designated Class A, Class B, Class C, Advisor Class and Class R shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                              Shares                        Amount
-------------------------------------------------------------------------------
                   Six Months Ended               Six Months Ended
                      January 31,     Year Ended    January 31,      Year Ended
                         2005           July 31,        2005          July 31,
                     (unaudited)         2004       (unaudited)         2004
-------------------------------------------------------------------------------
Class A
Shares sold            1,364,313       5,185,412   $71,429,972    $272,184,753
-------------------------------------------------------------------------------
Shares converted
  from Class B           790,104       2,127,361    41,772,996     112,659,496
-------------------------------------------------------------------------------
Shares redeemed       (4,105,046)     (9,686,757) (215,620,580)   (512,074,234)
-------------------------------------------------------------------------------
Net decrease          (1,950,629)     (2,373,984)$(102,417,612)  $(127,229,985)
-------------------------------------------------------------------------------
Class B
Shares sold              392,687       1,476,123   $18,539,992     $71,526,650
-------------------------------------------------------------------------------
Shares converted
  to Class A            (870,526)     (2,305,939)  (41,772,996)   (112,659,496)
-------------------------------------------------------------------------------
Shares redeemed       (3,583,254)     (7,966,434) (170,016,177)   (385,253,557)
-------------------------------------------------------------------------------
Net decrease          (4,061,093)     (8,796,250)$(193,249,181)  $(426,386,403)
-------------------------------------------------------------------------------
Class C
Shares sold              175,893         548,863    $8,330,339     $26,563,961
-------------------------------------------------------------------------------
Shares redeemed       (1,189,177)     (2,662,309)  (56,615,538)   (129,071,486)
-------------------------------------------------------------------------------
Net decrease          (1,013,284)     (2,113,446) $(48,285,199)  $(102,507,525)
==============================================================================


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   22


                              Shares                        Amount
-------------------------------------------------------------------------------
                   Six Months Ended               Six Months Ended
                      January 31,     Year Ended    January 31,      Year Ended
                         2005           July 31,        2005          July 31,
                     (unaudited)         2004       (unaudited)         2004
-------------------------------------------------------------------------------
Advisor Class
Shares sold              148,013         363,853    $8,196,081     $19,837,797
-------------------------------------------------------------------------------
Shares redeemed         (161,103)       (696,202)   (8,631,276)    (38,298,227)
-------------------------------------------------------------------------------
Net increase
  (decrease)             (13,090)       (332,349)    $(435,195)   $(18,460,430)
==============================================================================

                   Six Months Ended              Six Months Ended
                      January 31,    November 3,   January 31,     November 3,
                         2005        2003(a) to        2005        2003(a) to
                     (unaudited)   July 31, 2004   (unaudited)   July 31, 2004
-------------------------------------------------------------------------------
Class R
Shares sold                  819             539       $39,707         $28,510
-------------------------------------------------------------------------------
Shares redeemed             (263)            (62)      (13,089)         (3,329)
-------------------------------------------------------------------------------
Net increase                 556             477       $26,618         $25,181
==============================================================================
(a)  Commencement of distributions.

NOTE G

Risks Involved in Investing in the Fund

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of the future political and economic developments which?could adversely affect the value of such securities. Moreover, securities of?many foreign companies or foreign governments and their markets may be less?liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in?miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2005.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   23


NOTE I

Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending July 31, 2005 will be determined at the end of the current fiscal year. As of July 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                        $(2,965,388,076)(a)
Unrealized appreciation/(depreciation)                          223,915,703
                                                            ---------------
Total accumulated earnings/(deficit)                        $(2,741,472,373)(b)
                                                            ===============

(a) On July 31, 2004, the Fund had a net capital loss carryforward for federal income tax purposes of $2,965,192,999, of which $1,183,573,611 expires in the year 2009, $1,330,398,762 expires in the year 2010, and $451,220,626 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital loss incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds next taxable year. For the year ended July 31, 2004, the Fund deferred to August 1, 2004, post-October currency losses of $195,077. During the fiscal year, the Fund utilized capital loss carryforwards of $308,735,173.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

NOTE J

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

   (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   24


   (ii) The Adviser agreed to reduce the advisory fees it receives from some of?the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

   (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and?Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the?advice of an independent economic consultant and independent counsel. The?Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   25


Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were?publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005, discussions commenced with the NASD that management believes will conclude these investigations.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for?the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   26


asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of?all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   27


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                            Class A
                              ----------------------------------------------------------------------------------------------
                               Six Months                 December 1,
                                    Ended          Year          2002
                              January 31,         Ended            to                   Year Ended November 30,
                                     2005      July 31,      July 31,         ----------------------------------------------
                              (unaudited)          2004       2003(a)          2002          2001          2000         1999
                              ----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period              $49.14        $47.44        $43.48        $67.05        $95.32       $111.46       $68.60
                              ----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b)               (.14)(c)      (.72)(c)(d)   (.54)         (.87)         (.82)        (1.35)        (.99)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                       4.57          2.42          4.50        (22.70)       (21.17)       (10.75)       49.02
                              ----------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations                         4.43          1.70          3.96        (23.57)       (21.99)       (12.10)       48.03
                              ----------------------------------------------------------------------------------------------
Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                         -0-           -0-           -0-           -0-        (5.86)        (4.04)       (5.17)
Distributions in excess
  of net realized gain
  on investment
  transactions                         -0-           -0-           -0-           -0-         (.42)           -0-          -0-
                              ----------------------------------------------------------------------------------------------
Total distributions                    -0-           -0-           -0-           -0-        (6.28)        (4.04)       (5.17)
                              ----------------------------------------------------------------------------------------------
Net asset value,
  end of period                    $53.57        $49.14        $47.44        $43.48        $67.05        $95.32      $111.46
                              ==============================================================================================
Total Return
Total investment return
  based on net
  asset value(e)                     9.02%         3.58%         9.11%       (35.15)%      (24.90)%      (11.48)%      74.67%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)              $1,108,099    $1,112,174    $1,186,488    $1,096,744    $1,926,473    $2,650,904   $2,167,060
Ratio to average net assets of:
  Expenses, net of waivers/
??  reimbursements                   1.67%(f)      1.65%         2.24%(f)      1.85%         1.58%         1.50%        1.68%(g)
  Expenses, before waivers/
?  ?reimbursements                   1.72%(f)      1.81%         2.24%(f)      1.85%         1.58%         1.50%        1.68%(g)
  Net investment loss                (.52%)(c)(f) (1.36)%(c)(d) (1.95)%(f)    (1.64)%       (1.08)%        (.98)%      (1.11)%
Portfolio turnover rate                48%           80%          127%          117%           55%           46%          54%

See footnote summary on page 33.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   28


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                            Class B
                              ----------------------------------------------------------------------------------------------
                               Six Months                 December 1,
                                    Ended          Year          2002
                              January 31,         Ended            to                   Year Ended November 30,
                                     2005      July 31,      July 31,         ----------------------------------------------
                              (unaudited)          2004       2003(a)          2002          2001          2000         1999
                              ----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period             $44.71        $43.49        $40.06        $62.27        $89.59       $105.73       $65.75
                              ----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b)              (.31)(c)     (1.03)(c)(d)   (.69)        (1.16)        (1.28)        (2.17)       (1.54)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                      4.16          2.25          4.12        (21.05)       (19.76)        (9.93)       46.69
                              ----------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations                        3.85          1.22          3.43        (22.21)       (21.04)       (12.10)       45.15
                              ----------------------------------------------------------------------------------------------
Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                        -0-           -0-           -0-           -0-        (5.86)        (4.04)       (5.17)
Distributions in excess
  of net realized gain
  on investment
  transactions                        -0-           -0-           -0-           -0-         (.42)           -0-          -0-
                              ----------------------------------------------------------------------------------------------
Total distributions                   -0-           -0-           -0-           -0-        (6.28)        (4.04)       (5.17)
                              ----------------------------------------------------------------------------------------------
Net asset value,
  end of period                   $48.56        $44.71        $43.49        $40.06        $62.27        $89.59      $105.73
                              ==============================================================================================
Total Return
Total investment return
  based on net
  asset value(e)                    8.61%         2.81%         8.56%       (35.67)%      (25.46)%      (12.12)%      73.44%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)               $998,329    $1,100,840    $1,453,453    $1,539,144    $3,092,947    $4,701,567   $3,922,584
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                  2.44%(f)      2.42%         3.02%(f)      2.58%         2.31%         2.20%        2.39%(g)
  Expenses, before waivers/
    reimbursements                  2.49%(f)      2.58%         3.02%(f)      2.58%         2.31%         2.20%        2.39%(g)
  Net investment loss              (1.29)%(c)(f) (2.13)%(c)(d) (2.73)%(f)    (2.37)%       (1.80)%       (1.68)%      (1.83)%
Portfolio turnover rate               48%           80%          127%          117%           55%           46%          54%

See footnote summary on page 33.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   29


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                            Class C
                              ----------------------------------------------------------------------------------------------
                               Six Months                 December 1,
                                    Ended          Year          2002
                              January 31,         Ended            to                   Year Ended November 30,
                                     2005      July 31,      July 31,         ----------------------------------------------
                              (unaudited)          2004       2003(a)          2002          2001          2000         1999
                              ----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period             $44.73        $43.50        $40.07        $62.25        $89.55       $105.69       $65.74
                              ----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b)              (.30)(c)     (1.02)(c)(d)   (.68)        (1.15)        (1.28)        (2.19)       (1.57)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                      4.16          2.25          4.11        (21.03)       (19.74)        (9.91)       46.69
                              ----------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations                        3.86          1.23          3.43        (22.18)       (21.02)       (12.10)       45.12
                              ----------------------------------------------------------------------------------------------
Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                        -0-           -0-           -0-           -0-        (5.86)        (4.04)       (5.17)
Distributions in excess
  of net realized gain
  on investment
  transactions                        -0-           -0-           -0-           -0-         (.42)           -0-          -0-
                              ----------------------------------------------------------------------------------------------
Total distributions                   -0-           -0-           -0-           -0-        (6.28)        (4.04)       (5.17)
                              ----------------------------------------------------------------------------------------------
Net asset value,
  end of period                   $48.59        $44.73        $43.50        $40.07        $62.25        $89.55      $105.69
                              ==============================================================================================
Total Return
Total investment return
  based on net
  asset value(e)                    8.63%         2.83%         8.56%       (35.63)%      (25.45)%      (12.13)%      73.40%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)               $290,949      $313,166      $396,472      $410,649      $835,406    $1,252,765     $907,707
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                  2.40%(f)      2.39%         3.01%(f)      2.55%         2.30%         2.21%        2.41%(g)
  Expenses, before waivers/
    reimbursements                  2.45%(f)      2.55%         3.01%(f)      2.55%         2.30%         2.21%        2.41%(g)
  Net investment loss              (1.25)%(c)(f) (2.10)%(c)(d) (2.72)%(f)    (2.34)%       (1.80)%       (1.69)%      (1.85)%
Portfolio turnover rate               48%           80%          127%          117%           55%           46%          54%

See footnote summary on page 33.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   30


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                             Class R
                                              --------------------------------------
                                                 Six Months
                                                      Ended        November 3,
                                                January 31,         2003(h) to
                                                       2005           July 31,
                                                (unaudited)               2004
                                              --------------------------------------
Net asset value,
  beginning of period                                $49.08             $54.17
                                              --------------------------------------
Income From Investment Operations
Net investment loss(b)                                 (.18)(c)           (.77)(c)(d)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                         4.56              (4.32)
                                              --------------------------------------
Net increase (decrease)
  in net asset value
  from operations                                      4.38              (5.09)
                                              --------------------------------------
Net asset value,
  end of period                                      $53.46             $49.08
                                              ======================================
Total Return
Total investment return
  based on net asset value(e)                          8.93%             (9.40)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                                       $55                $23
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements(f)                                  1.86%              1.73%
  Expenses, before waivers/
    reimbursements(f)                                  1.91%              1.97%
  Net investment loss(f)                               (.65)%(c)         (1.42)%(c)(d)
Portfolio turnover rate                                48%                80%

See footnote summary on page 33.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   31


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                         Advisor Class
                              ----------------------------------------------------------------------------------------------
                               Six Months                 December 1,
                                    Ended          Year          2002
                              January 31,         Ended            to                   Year Ended November 30,
                                     2005      July 31,      July 31,         ----------------------------------------------
                              (unaudited)          2004       2003(a)          2002          2001          2000         1999
                              ----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period             $50.40        $48.50        $44.36        $68.21        $96.60       $112.59       $69.04
Income From Investment
  Operations
Net investment loss(b)              (.06)(c)      (.58)(c)(d)   (.46)         (.72)         (.60)         (.91)        (.68)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                      4.69          2.48          4.60        (23.13)       (21.51)       (11.04)       49.40
                              ----------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations                        4.63          1.90          4.14        (23.85)       (22.11)       (11.95)       48.72
                              ----------------------------------------------------------------------------------------------
Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                        -0-           -0-           -0-           -0-        (5.89)        (4.04)       (5.17)
Distributions in excess
  of net realized gain
  on investment
  transactions                        -0-           -0-           -0-           -0-         (.39)           -0-          -0-
                              ----------------------------------------------------------------------------------------------
Total distributions                   -0-           -0-           -0-           -0-        (6.28)        (4.04)       (5.17)
                              ----------------------------------------------------------------------------------------------
Net asset value,
  end of period                   $55.03        $50.40        $48.50        $44.36        $68.21        $96.60      $112.59
                              ==============================================================================================
Total Return
Total investment return
  based on net
  asset value(e)                    9.19%         3.92%         9.33%       (34.96)%      (24.68)%      (11.22)%      75.22%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                $87,092       $80,420       $93,511       $83,018      $231,167      $288,889     $330,404
Ratio to average net assets of:
  Expenses, net of waivers/
?  ?reimbursements                  1.37%(f)      1.35%         1.94%(f)      1.49%         1.27%         1.19%        1.35%(g)
  Expenses, before waivers/
?  ?reimbursements                  1.42%(f)      1.51%         1.94%(f)      1.49%         1.27%         1.19%        1.35%(g)
  Net investment loss               (.22)%(c)(f) (1.06)%(c)(d) (1.65)%(f)    (1.29)%        (.78)%        (.66)%       (.78)%
Portfolio turnover rate               48%           80%          127%          117%           55%           46%          54%

See footnote summary on page 33.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   32


(a) The Fund changed its fiscal year end from November 30 to July 31.

(b) Based on average shares outstanding.

(c) Net of fees and expenses waived/reimbursed by the Adviser.

(d) Net of fees and expenses waived/reimbursed by the Transfer Agent.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f) Annualized.

(g) Ratio reflects expenses grossed up for the expenses offset arrangement with the Transfer Agent. For the period shown below, the net expense ratios were as follows:

                        Year Ended
                      November 30,
                              1999
                      ------------
  Class A                    1.66%
  Class B                    2.38%
  Class C                    2.40%
  Advisor Class              1.34%

(h) Commencement of distributions.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   33


BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Robert C. Alexander(1)
David H. Dievler(1)
D. James Guzy(1)
Marshall C. Turner, Jr.(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Janet A. Walsh(2), Senior Vice President
Thomas J. Bardong, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered Public Accounting?Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)  Member of the Audit Committee and Governance and Nominating Committee.

(2) Ms. Walsh is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   34


ALLIANCEBERNSTEIN FAMILY OF FUNDS


Wealth Strategies Funds
------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

Blended Style Funds
------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

Growth Funds
------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Value Funds
------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund**
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

Taxable Bond Funds
--------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds
------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds
------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds
------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.

**   Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap
Value Fund.

*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


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ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   35


NOTES


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ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND   36


ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1 (800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

TECSR0105


ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.



ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.



ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders


ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.



ITEM 6.       SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.



ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.



 ITEM 10.         CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         11 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Technology Fund, Inc.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    March 31, 2005


By:      /s/ Mark D. Gersten
         -----------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    March 31, 2005